BORROWINGS - Interest on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest on Debt
Interest capitalized	$ 5	$ 2	$ 0
Total interest paid and accrued	1,278	1,208	1,008
Cost of financing
Interest on Debt
Interest paid	658	576	540
Interest expense
Interest on Debt
Interest paid	$ 615	$ 630	$ 468